Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of bank borrowings

The following table presents bank borrowings as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025

Current portion:
Short-term borrowings[1]	5,594	170,408
Non-current portion:
Long-term borrowings[2]	-	89,590

1	As of December 31, 2024 and 2025, the Group had short-term borrowings primarily from banks with terms within one year and charged interest rates were 9% per annum for 2024 and ranged from 9% to 13% per annum for 2025. As of December 31, 2024 and 2025, the weighted average interest rate of these borrowings was 9% and 12% per annum, respectively. The borrowings are denominated in IDR and PHP.

2	As of December 31, 2025, the Group had a long-term borrowing from a financial institution assumed from the business combination with Fundo (Note 3). The interest rates were 13.04% per annum per annum for 2025. The borrowings are primarily denominated in AUD.